Restructuring (Tables)	6 Months Ended
Jun. 30, 2023
Restructuring and Related Activities [Abstract]
Summary of Restructuring Charges

	Six Months Ended
	June 30, 2023	June 30, 2022
	(in thousands)
Restructuring charges	$45,390	$26,693
Net charge	$45,390	$26,693

Summary of details of movement in restructuring charges

	Six Months Ended	Year ended
	June 30, 2023	December 31, 2022
	(in thousands)

Opening provision	$6,022	$10,311
Additional provisions	39,338	4,364
Utilization	(10,188)	(8,653)
Ending provision	$35,172	$6,022